Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class B CNY (¥) shares		preferred shares Series A non-redeemable CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥)	USD ($)
Balance at Sep. 30, 2022		¥ 1,727						¥ 2,954,625	¥ 29,453	¥ (3,558,667)	¥ (572,862)
Balance (in Shares) at Sep. 30, 2022 | shares		2,587,892,046,400	[1]		[1]
Issuance of Class B Ordinary shares				¥ 172				(172)
Issuance of Class B Ordinary shares (in Shares) | shares	[1]			250,000,000,000
Share-based compensation								2,307			2,307
Net income (loss)										(43,325)	(43,325)
Foreign currency translation adjustments									5,160		5,160
Balance at Mar. 31, 2023		¥ 1,727		¥ 172				2,956,760	34,613	(3,601,992)	(608,720)
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	2,587,892,046,400		250,000,000,000
Balance at Sep. 30, 2023		¥ 1,727		¥ 172				2,959,235	25,422	(3,629,980)	(643,424)
Balance (in Shares) at Sep. 30, 2023 | shares	[1]	2,587,892,046,400		250,000,000,000
Disposal of subsidiaries									33,070		33,070
Share-based compensation								1,531			1,531
Net income (loss)										387,426	387,426
Foreign currency translation adjustments									(3,212)		(3,212)
Balance at Mar. 31, 2024		¥ 1,727		¥ 172				¥ 2,960,766	¥ 55,280	¥ (3,242,554)	¥ (224,609)	$ (31,107)
Balance (in Shares) at Mar. 31, 2024 | shares		2,587,892,046,400	[1]	250,000,000,000	[1]

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).